Document and Entity Information Document	Jan. 13, 2020
Cover page.
Document Type	8-K/A
Document Period End Date	Jan. 13, 2020
Entity Registrant Name	CIRCOR INTERNATIONAL, INC.
Entity Central Index Key	0001091883
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14962
Entity Tax Identification Number	04-3477276
Entity Address, Address Line One	30 CORPORATE DRIVE, SUITE 200
Entity Address, City or Town	Burlington,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803-4238
City Area Code	781
Local Phone Number	270-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Appointment to Nominating and Corporate Governance Committee